Income Tax (Details) - Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations [Line Items]
Income before income tax expenses	$ 12,141,994	$ 1,550,841	$ 10,222,751	$ 9,106,673
Hong kong [Member]
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations [Line Items]
Income before income tax expenses	16,169,924		16,342,125	20,605,424
Foreign [Member]
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations [Line Items]
Income before income tax expenses	$ (4,027,930)		$ (6,119,374)	$ (11,498,751)